PROSPECTUS SUPPLEMENT

     ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT EQ

  SUPPLEMENT DATED AUGUST 19, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

Effective September 23, 2005, and pursuant to applicable regulatory approvals, ING USA Annuity and Life Insurance Company and (the "Company") and ING USA Separate Account EQ (the "Separate Account") will replace the following fund in which a sub-account of the Separate Accounts invests (the "Replaced Fund") with the following other fund (the "Substitute Fund"), as follows:

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   REPLACED FUND                SUBSTITUTE FUND
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Jennison Portfolio (Class II)   ING Mercury Large Cap Growth Portfolio (Class S)
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IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o After September 23, 2005, the effective date of the substitutions, the sub-account which invests in the Replaced Fund will no longer be available through your variable annuity contract.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions, all amounts you have allocated to the sub-account which invests in a Replaced Fund will automatically be reallocated to the sub-account which invests in a corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitution, and your contract value immediately before the substitutions will equal your contract value immediately after the substitution.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

o The investment objective and policy of the Substitute Fund is substantially the same as, similar to or consistent with the investment objective and policy of the corresponding Replaced Fund. The investment objective of the Substitute Fund is more fully described in your variable annuity prospectus and in the Substitute Fund's prospectus.

SUBSTITUTE FUND FEES AND EXPENSES. The investment advisory fees and other expenses charged annually by the Substitute Fund are shown in your variable annuity prospectus and the prospectus for the Substitute Fund. Please see the prospectus for the Substitute Fund for more information concerning these fees and expenses.

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The investment advisory fees and other expenses charged annually by the Substitute Fund are shown in your variable annuity prospectus and the prospectuses for the Substitute Fund. Please see the prospectus for the Substitute Fund for more information concerning these fees and expenses.

EquiSelect -  137076                                                 August 2005